FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 176,515	$ 135,136	$ 84,989
Gross proceeds from prospectus offering	140,823	108,959
Amounts receivable	88	342
Amounts receivable, related party transactions	67	123
Interest receivable	$ 20	$ 218
Interest rate risk [Member] | Cash and cash equivalents [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average rate of hedging instrument	0.51%
Effect of variance decrease on after-tax profit	$ 1,647
Effect of variance increase on after-tax profit	$ 677
Interest rate risk [Member] | Debt securities [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Borrowings, interest rate	6.95%
Borrowings, adjustment to interest rate basis	1.50%
Interest rate risk [Member] | Debt securities [Member] | Fixed interest rate [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Borrowings, interest rate	0.21%